SHARE BASED COMPENSATION (Details 6) - Nonvested shares - CNY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
SHARE BASED COMPENSATION
Total share based compensation expense	¥ 1,124,310	¥ 6,126,721	¥ 6,588,526
Total unrecognized compensation expense	¥ 288,145
Weighted average period over which unrecognized compensation expense is expected to be recognized	1 year 2 months 12 days
Cost of revenues
SHARE BASED COMPENSATION
Total share based compensation expense	¥ 90,002	164,741	228,854
Research and development
SHARE BASED COMPENSATION
Total share based compensation expense	75,834	179,186	336,869
Sales and marketing
SHARE BASED COMPENSATION
Total share based compensation expense	150,420	295,519	454,503
General and administrative
SHARE BASED COMPENSATION
Total share based compensation expense	¥ 808,054	¥ 5,487,275	¥ 5,568,300